Related Party Transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions (Details) [Line Items]
Accounts payable related party	$ 55,769,526	$ 41,982,373
Purchases from related party	$ 83,060,957	74,787,679
Mr. Liu [Member]
Related Party Transactions (Details) [Line Items]
Percentage of related parties outstanding shares	66.50%
Ms. Zhu [Member]
Related Party Transactions (Details) [Line Items]
Percentage of related parties outstanding shares	5.00%
Aspire Global [Member]
Related Party Transactions (Details) [Line Items]
Percentage of related parties outstanding shares	61.30%
Ispire Technology Inc.[Member]
Related Party Transactions (Details) [Line Items]
Percentage of related parties outstanding shares	4.60%
Eigate [Member]
Related Party Transactions (Details) [Line Items]
Due to related parties	$ 710,910	$ 40,672,768